Payroll, staff and employee benefits obligations - Plans and risk management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payroll, staff and employee benefits obligations
Charge recognized for defined contribution plans	$ 130	$ 128	$ 157